Total
FIERA CAPITAL EMERGING MARKETS FUND
SUMMARY OF THE FUND
Investment Objective
The Fund seeks to achieve long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - FIERA CAPITAL EMERGING MARKETS FUND	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - FIERA CAPITAL EMERGING MARKETS FUND		Investor Class	Institutional Class
Management Fee		1.00%	1.00%
Distribution (12b-1) Fee		0.25%	none
Shareholder Servicing Fee	[1],[2]	0.15%	0.15%
Other Fund Expenses	[1]	0.08%	0.08%
Total Other Expenses	[1]	0.23%	0.23%
Acquired Fund Fees and Expenses		0.02%	0.02%
Total Annual Fund Operating Expenses	[3]	1.50%	1.25%
[1]	"Other Expenses" are based on actual Other Expenses incurred by the Fund for its fiscal period ended March 31, 2020.
[2]	Shareholder Servicing Fees have been Restated to reflect that effective April 1, 2020, Fiera Capital Inc. (the "Adviser") contractually agreed to waive 0.10% of the Fund's Shareholder Servicing Fee through March 31, 2021, so that the Fund's Shareholder Servicing Fee does not exceed 0.15%. Prior to April 1, 2020, the Fund's Shareholder Servicing Fee was 0.25%.
[3]	"Total Annual Fund Operating Expenses" will not correlate to the ratios of expenses to the average net assets in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and do not include "Acquired Fund Fees and Expenses".

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs at the end of each period would be:

Expense Example - FIERA CAPITAL EMERGING MARKETS FUND - USD ($)	One Year	Three Years	Five Years	Ten Years
Investor Class	153	474	818	1,791
Institutional Class	127	397	686	1,511

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which will not be reflected in annual fund operating expenses or in the example above, will reduce the Fund’s performance. For the fiscal period ended March 31, 2020, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio. This includes the portfolio turnover of City National Rochdale Emerging Markets Fund, which was a series of City National Rochdale Funds sub-advised by the Adviser (defined below) prior to the Reorganization (defined below), which is the predecessor fund to this Fund (the “Predecessor Fund”).

Principal Investment Strategies

Fiera Capital Inc. (the “Adviser”) seeks to achieve the Fund’s investment objective by investing in a portfolio of emerging market equities. The Fund may invest in issuers with market capitalizations of any size.

Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities (including, but not limited to, common stocks, participatory notes, preferred stocks and warrants) of companies operating principally in emerging market countries. The Fund considers a company to be operating principally in an emerging market if: (i) its securities are primarily listed on the trading market of an emerging market country; (ii) the company is incorporated or has its principal business activities in an emerging market country; (iii) the company derives 50% or more of its revenues from, or has 50% or more of its assets in, an emerging market country; or (iv) its securities are included in the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index. The Fund considers a country to be an emerging market country if: (x) it has been determined by an international organization, such as the World Bank, to have a low to middle income economy; (y) it is not included in the MSCI World Index, which measures the equity market performance of developed markets; or (z) it is represented in the MSCI Emerging Markets Index. The Fund may also gain exposure to such companies through investment in depositary receipts.

The Fund also invests in participatory notes, which are debt obligations that are issued or backed by banks and broker-dealers and are designed to replicate equity market exposure in certain markets where direct investment is difficult due to local investment restrictions.

In the Reorganization (defined below), the Predecessor Fund transferred to the Fund ownership of its wholly owned, collective investment vehicle, registered with and regulated by the Mauritius Financial Services Commission (the “Mauritius Subsidiary”). The Mauritius Subsidiary is registered as a Foreign Portfolio Investor (FPI) in India and makes investments in Indian securities. Taking ownership of the Mauritius Subsidiary was considered by the Adviser to be the most efficient approach from a commercial, operational and regulatory standpoint for transferring the beneficial ownership of the Indian securities from the Predecessor Fund to the Fund. The Fund’s future investments in India may continue to be made by the Mauritius Subsidiary, subject to the discretion of the Adviser.

The Fund may invest in a variety of countries, industries and sectors and does not attempt to invest a specific percentage of its assets in any given country, industry or sector. From time to time, the Fund may focus its investments in certain countries or geographic areas, including Asia. The Fund may invest a large percentage of its assets in just a few sectors, just a few regions or just a few emerging market countries, such as China and India. The Fund is non-diversified which means that it may invest a greater amount of its assets in the securities of a single issuer or a small number of issuers than a diversified fund. The Fund may invest up to 20% of its assets in cash or its investment equivalent.

In selecting the Fund’s investments, the Adviser first employs a proprietary macro analytical process focused on long-term growth opportunities in emerging market countries through identifying attractive investment themes in emerging markets. Then, in selecting specific companies, the Adviser uses quantitative and fundamental analysis to identify individual companies that the Adviser believes meet the Fund’s investment objective. Specifically, the Adviser seeks to invest in companies that are believed to be well managed, with consumer driven demand, above average revenue and earnings growth potential, have a unique or improving market position and possess competitive advantages.

The Adviser may determine to sell a security under several circumstances, such as when its target value is realized, when the company’s earnings deteriorate, when more attractive investment alternatives are identified, or when it wishes to raise cash.

Principal Investment Risks

The Fund’s investments are subject to a variety of risks that may cause the Fund’s net asset value (“NAV”) to fluctuate over time. Therefore, the value of your investment in the Fund could decline and you could lose money. Also, there is no assurance that the Adviser will achieve the Fund’s objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

As an investor in the Fund, your investment is subject to the following risks:

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.

Asia Pacific Investment Risk. Many of the countries in the Asia Pacific region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund’s investments and losses for the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.

Defensive Investments Risk. The Fund may from time to time take temporary defensive investment positions that may be inconsistent with the Fund’s principal investment strategies in attempting to respond to what the Adviser believes are adverse market, economic, political, social or other conditions, including, without limitation, (i) investing some or all of its assets in money market instruments or shares of money market funds or (ii) holding some or all of its assets in cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively. During these times, the Adviser may make frequent portfolio holding changes, which could result in increased trading expenses and taxes, and decreased Fund performance.

Depositary Receipts Risk. Depositary receipts are issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (“ADRs”). Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with investing in the particular country of an issuer, which may be related to the particular political, regulatory, economic, social and other conditions or events occurring in the country and fluctuations in its currency, as well as market risk tied to the underlying foreign company. In addition, ADR holders may have limited voting rights, may not have the same rights afforded typical company stockholders in the event of a corporate action such as an acquisition, merger or rights offering and may experience difficulty in receiving company stockholder communications.

Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries, such as China, Russia and certain countries in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political, economic or other conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluations.

Foreign Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. The performance of the Fund may also be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Geographic Focus Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests, including Asia. The Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.

China Investment Risk. Investing in securities of Chinese issuers involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, the small size of the market for Chinese securities and the low volume of trading, resulting in lack of liquidity and in price volatility; currency devaluations and other currency exchange rate fluctuations or blockage; the nature and extent of intervention by the Chinese government in the Chinese securities markets; the risk of nationalization or expropriation of assets; and the risk of increased trade tariffs, embargoes and other trade limitations. The economy in China, which has been in a state of transition from a planned economy to a more market oriented economy, differs from the economies of most developed countries, and investing in the securities of Chinese issuers may be subject to greater risk of loss than investments in securities of issuers in developed markets. There is substantial government intervention in the Chinese economy, including restrictions on investment in companies or industries deemed sensitive to national interests. Governments and regulators also intervene from time to time in the financial markets, such as by imposing trading restrictions or suspending short sales of certain stocks. Such market interventions may also have a negative impact on market sentiment. Governments may also impose additional or renewed capital controls, which may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, and cause the Fund to decline in value.

India Investment Risk. In addition to the general risks applicable to emerging market securities, there are special risks associated with investments in Indian issuers, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, and exchange control regulations (including currency blockage). Inflation and rapid fluctuations in inflation and interest rates have had, and may continue to have, negative effects on the economy and securities markets of India. A high proportion of the securities of many Indian issuers are held by a limited number of persons or entities, which may limit the number of shares available for investment by the Fund. Also, a limited number of issuers represent a disproportionately large percentage of market capitalization and trading value.

Investment Style. The Adviser primarily uses a growth style to select investments for the Fund. This style may fall out of favor, may underperform other styles and may increase the volatility of the Fund’s share price.

Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Liquidity Risk. Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. The Fund may have to accept a lower selling price for the holding, sell other, liquid or more liquid, investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forgo another more appealing investment opportunity. Overall market liquidity and other factors can lead to an increase in Fund redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market. Foreign securities can present enhanced liquidity risks, including as a result of less developed custody, settlement or other practices of foreign markets.

Market Risk.  The market values of securities or other investments that the Fund holds may fall, sometimes rapidly or unpredictably, or fail to rise for various reasons including changes or potential or perceived changes in U.S. or foreign economies, financial markets, interest rates, the liquidity of investments and other factors including terrorism, war, natural disasters and disease/virus epidemics. An investment in the Fund could lose money over short or long periods.

Non-Diversified Fund Risk. The Fund is non-diversified, which generally means that it will invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.

Participatory Note Risk. Participatory notes involve risks that are in addition to the risks normally associated with a direct investment in the underlying equity securities the participatory notes are designed to replicate. The issuer of the participatory note (i.e., the issuing bank or broker-dealer), which is the only responsible party under the note, may be unable or may refuse to perform under the terms of the participatory note. The holder of a participatory note is not entitled to the same rights as an owner of the underlying securities, such as voting rights. Participatory notes are not traded on exchanges, are privately issued, and may be illiquid. There can be no assurance that the trading price or value of participatory notes will equal the value of the underlying value of the equity securities they seek to replicate.

Preferred Stock Risk. Preferred stock is a type of stock that generally pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include issuer risk, market risk and interest rate risk (i.e., the risk of losses attributable to changes in interest rates).

Redemptions Risk. The Fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value. Redemption risk is greater to the extent that the Fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs.

Risk of Investment Through Mauritius Subsidiary. The Fund’s Indian investments are currently made by the Mauritius Subsidiary that is managed by the Adviser.   There currently is an income tax treaty between Mauritius and India. The treaty was revised from April 1, 2017 whereby capital gains from sale of shares of Indian companies purchased by the Mauritius Subsidiary on or after this date would be taxable in India. The shares purchased before this date have been grandfathered, i.e., gains arising from sale of shares which were purchased prior to April 1, 2017 are not taxable in India under the treaty. The Supreme Court of India has upheld the validity of this tax treaty in response to a lower court challenge of the treaty’s applicability to certain foreign entities. The Supreme Court clarified that a certificate of residence in Mauritius is sufficient evidence of residence in Mauritius for purposes of the India-Mauritius treaty. The Mauritius Subsidiary has received a tax residence certificate from the Mauritius Revenue Authority. However, if either the laws change or the Fund or Mauritius Subsidiary do not comply with requirements, the benefits of the tax treaty between Mauritius and India may not be available. Further, India has introduced the General Anti Avoidance Rule (GAAR), effective April 1, 2017. Under GAAR, the Indian tax authorities can potentially deny tax treaty benefits to the Mauritius Subsidiary alleging that the main purpose of investments by the Mauritius Subsidiary is to obtain treaty benefits and the Mauritius Subsidiary does not have commercial substance in Mauritius.   In 2004, India introduced securities transaction tax on equity shares bought and sold on the stock exchanges and certain other transactions. The long term capital gains tax on equity shares and equity oriented mutual funds was exempted from tax and the tax rate on short term gains was reduced. Effective April 1, 2018, India re-introduced the long term capital gains tax rate of 10% on equity shares and other securities. The short term capital gains from the sale of equity shares and certain other securities (where the relevant transactions are subject to securities transaction tax) are taxable at 15%. These tax rates are to be increased by appropriate surcharge and cess.   There could be double taxation if either the laws change or the Fund or Mauritius Subsidiary do not comply with requirements, or the Indian tax authorities deny treaty benefits to the Mauritius Subsidiary under GAAR provisions.   Prior to April 1, 2020 dividends declared by Indian companies were exempt from tax in the hands of nonresident shareholders. However, Indian companies at the time of declaring, distributing or paying the dividend would be liable to pay Dividend Distribution Tax (“DDT”) at the effective rate of 20.56% on the amount of dividends. Effective April 1, 2020, DDT has been abolished and the dividends are now taxable in the hands of shareholders. Further, the Indian companies at the time of declaring, distributing or paying the dividend would be liable to withhold tax at the rate of 20% plus surcharge and cess which will be available as a credit to the shareholder.   For U.S. Federal income tax purposes, the income, assets and activities of the Mauritius Subsidiary will be treated as those of the Fund. Investments made by the Fund in the Mauritius Subsidiary and distributions by the Mauritius Subsidiary to the Fund will be disregarded as the Mauritius Subsidiary is not treated as an entity separate from the Fund for those purposes. Correspondingly, investments made by the Mauritius Subsidiary in Indian securities will be treated for those purposes as investments by the Fund, and dividends and distributions received by the Mauritius Subsidiary on these investments will be treated as having been received by the Fund.

Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector, including the information technology and consumer discretionary sectors. Performance of companies in the information technology sector may be adversely affected by many factors, including, among others, the supply and demand for specific products and services, the pace of technological development and government regulation. The success of consumer product manufacturers and retailers is tied closely to the performance of the overall international economy, interest rates, competition and consumer confidence. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small- and Mid-Cap Company Securities Risk. Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.

Performance Information: Annual Total Returns

The returns presented for the Fund prior to June 4, 2018 reflect the performance of the Predecessor Fund which was sub-advised by the Adviser since December 1, 2017. As the result of a reorganization that was completed after the close of business on June 4, 2018, in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund (the “Reorganization”), the Fund adopted the performance of the Predecessor Fund. The Predecessor Fund’s investment objectives and strategies were substantially identical to the Fund’s investment objectives and strategies. Returns of the Predecessor Fund have not been adjusted to reflect the expenses applicable to the Fund. The returns prior to June 4, 2018 are based on the previous performance and the actual fees/expenses of the Predecessor Fund.

The Predecessor Fund’s predecessor, the Rochdale Emerging Markets Portfolio (the “Rochdale Fund” and, collectively with the Predecessor Fund as applicable, the “Predecessor Fund”), commenced operations on December 14, 2011, as a series of Rochdale Investment Trust, a Delaware statutory trust. The Predecessor Fund commenced operations on March 29, 2013, and offered shares for public sale on April 1, 2013, after the reorganization of the Rochdale Fund into the Predecessor Fund. The performance results prior to March 29, 2013 are for the Rochdale Fund.

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s/Predecessor Fund’s performance from year to year and by showing how the Fund’s/Predecessor Fund’s average annual total returns for one year, five year and since inception compare with those of a broad-based securities market index. How the Fund/Predecessor Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The returns presented in the table below reflect the performance of the Fund’s Investor Class shares (corresponding to the Class N shares of the Predecessor Fund) and the Fund’s Institutional Class shares (corresponding to the Class Y Shares of the Predecessor Fund).

This bar chart shows the performance of the Fund’s Investor Class shares (for the period after the Reorganization) and the Predecessor Fund’s Class N shares (the oldest class of the Predecessor Fund) for prior periods, based on a calendar year. Except for differences in returns resulting from differences in expense and sales charges (as applicable), the Fund’s Institutional Class shares and the Predecessor Fund’s Class Y shares would have similar returns to those shown in the chart because the shares were invested in the same portfolio of securities. Unless otherwise indicated, the bar chart and the performance table assume reinvestment of dividends and distributions.

Fiera Capital Emerging Markets Fund - Investor Class

 The Investor Class year-to-date return through June 30, 2020 is -9.53%.

Best Quarter	Worst Quarter
15.35%	-13.90%
March 31, 2019	September 30, 2015

This table shows the average annual total returns of the Fund’s Investor Class shares and Institutional Class shares (corresponding to the Class N shares and Class Y shares, respectively, of the Predecessor Fund) for the period ended December 31, 2019. The table also shows how the Fund’s/Predecessor Fund’s performance compares with the returns of indexes comprised of investments similar to those held by the Fund/Predecessor Fund.

Average Annual Total Returns (for the periods ended December 31, 2019)
Average Annual Total Returns - FIERA CAPITAL EMERGING MARKETS FUND		1 Year	5 Years	Since Inception	Inception Date
Investor Class	[1]	23.45%	5.95%	9.74%	Dec. 14, 2011
Investor Class | After Taxes on Distributions	[1]	23.45%	5.61%	9.51%	Dec. 14, 2011
Investor Class | After Taxes on Distributions and Sales	[1]	13.88%	4.66%	7.94%	Dec. 14, 2011
Investor Class | MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	[1],[2]	18.42%	5.61%	5.17%	Dec. 14, 2011
Investor Class | MSCI Emerging Markets Asia Index (reflects no deduction for fees, expenses or taxes)	[1],[3]	19.24%	6.63%	7.52%	Dec. 14, 2011
Institutional Class		23.75%		9.41%	Jun. 01, 2016
Institutional Class | After Taxes on Distributions		23.64%		8.90%	Jun. 01, 2016
Institutional Class | After Taxes on Distributions and Sales		14.14%		7.40%	Jun. 01, 2016
Institutional Class | MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	[2]	18.42%		12.18%	Jun. 01, 2016
Institutional Class | MSCI Emerging Markets Asia Index (reflects no deduction for fees, expenses or taxes)	[3]	19.24%		12.78%	Jun. 01, 2016
[1]	Performance shown for periods prior to March 29, 2013 reflects that of the Rochdale Fund's Class N shares
[2]	The MSCI Emerging Markets Net Total Return Index ("MXEF") is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.
[3]	The MSCI Emerging Markets Asia Net Total Return Index is a free float-adjusted market-capitalization index that is designed to measure equity market performance in the Asian emerging markets.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.